Cash and Cash Equivalents (Currencies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents (Note 3)	$ 18,867	$ 22,185	$ 9,577	$ 15,802
U.S. dollars [Member]
Cash and cash equivalents (Note 3)	13,933	17,449
New Israeli Shekels [Member]
Cash and cash equivalents (Note 3)	1,742	2,077
Euro [Member]
Cash and cash equivalents (Note 3)	1,476	669
Chinese RMB [Member]
Cash and cash equivalents (Note 3)	1,149	1,243
Other Currencies [Member]
Cash and cash equivalents (Note 3)	$ 567	$ 747